Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Schedule of Activity in Goodwill

The following is a summary of activity in goodwill for the nine months ended September 30, 2025 and 2024:

September 30, 2025
Balance at December 31, 2024	$4,779,625
Foreign exchange transactions	394,615
Balance at September 30, 2025	5,174,240

September 30, 2024
Balance at December 31, 2023	$4,797,078
Foreign exchange transactions	279,713
Balance at September 30, 2024	5,076,791

The following is a summary of activity in goodwill:

December 31, 2024
Balance at December 31, 2022	$4,576,572
Foreign exchange transaction	220,506
Balance at December 31, 2023	4,797,078
Foreign exchange transactions	(17,453)
Balance at December 31, 2024	$4,779,625

Schedule of Intangible Assets

Intangible assets consist of the following:

	As of September 30, 2025
	Amortization Period	Costs as of December 31, 2024	Additions	Disposals	Ending Costs	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	15 years	$7,551,468	$218,718	$-	$7,770,186	$(6,823,892)	$-	$946,295
Proprietary technology	10 years	-	6,904,306	-	6,904,306	(256,185)	-	6,648,120
Intangible assets, net		$7,551,468	$7,123,024	$-	$14,674,492	$(7,080,077)	$-	$7,594,415

	As of December 31, 2024
	Amortization	Costs as of January 1,			Ending	Accumulated	Accumulated	Net Book
	Period	2024	Additions	Disposals	Costs	Amortization	Impairment	Value
Patents	15 years	$7,332,227	$219,241	$-	$7,506,485	$(6,765,407)	$-	$786,061
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Intangible assets, net		$12,347,921	$219,241	$-	$12,552,179	$(10,320,191)	$(1,460,910)	$786,061

Intangible assets consist of the following:

	As of December 31, 2024
	Amortization Period	Costs as of January 1, 2024	Additions	Disposals	Ending Costs	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	5-15 years	$7,332,227	$219,241	$-	$7,506,485	$(6,765,407)	$-	$786,061
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assets	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,317,199	$219,241	$-	$13,536,440	$(11,289,469)	$(1,460,910)	$786,061
	As of December 31, 2023
	Amortization	Costs as of January 1,			Ending	Accumulated	Accumulated	Net Book
	Period	2023	Additions	Disposals	Costs	Amortization	Impairment	Value
Patents	5-15 years	$7,220,776	$111,451	$-	$7,332,227	$(6,703,750)	$-	$628,477
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assets	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,205,748	$111,451	$-	$13,317,199	$(11,227,812)	$(1,460,910)	$628,477

Schedule of Future Estimated Amortization Expense

Future estimated amortization expense for the Company’s intangible assets is approximately as follows:

Future estimated amortization as of September 30, 2025
Remainder of 2025	$187,619
2026	742,124
2027	742,124
2028	743,941
2029	742,124
Thereafter	4,436,483
$7,594,415

Future estimated amortization expense for the Company’s intangible assets is approximately as follows:

Future estimated amortization as of December 31, 2024
2025	55,444
2026	55,444
2027	55,444
2028	55,444
2029	55,444
Thereafter	508,841
$786,061